Notes and Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Notes and Accounts Receivable, Net

	December 31, 2018	December 31, 2019
	NT$	NT$
	(In Millions)	(In Millions)
At amortized cos t
Notes and accounts receivable	$125,025.6	$135,978.0
Less: Loss allowance	(7.3)	(325.3)

	125,018.3	135,652.7
At FVTOCI	3,595.1	3,255.9

	$128,613.4	$138,908.6

Movements of Allowance for Doubtful Receivables
Movements of the allowance for doubtful receivables

	Individually Assessed for Impairment	Collectively Assessed for Impairment	Total
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Balance at January 1, 201 7	$1.8	$478.3	$480.1
Reversal/Write-off	(1.8)	(6.3)	(8.1)
Effect of exchange rate changes	—	(0.2)	(0.2)

Balance at December 31, 2017	$—	$471.8	$471.8

Movements of the loss allowance for accounts receivable

	Years Ended December 31
	2018	2019
	NT$	NT$
	(In Millions)	(In Millions)
Balance, beginning of year	$227.0	$7.3
Provision (Reversal)	(219.7)	318.2
Effect of exchange rate changes	—	(0.2)

Balance, end of year	$7.3	$325.3

Trade accounts and notes receivable [member]
Statement [LineItems]
Aging Analysis of Notes and Accounts Receivable, Net
Aging analysis of notes and accounts receivable

	December 31, 2018	December 31, 2019
	NT$	NT$
	(In Millions)	(In Millions)
Not past due	$113,126.5	$126,134.8
Past due
Past due within 30 days	15,006.5	13,082.1
Past due 31-60 days	472.8	12.8
Past due 61-120 days	9.5	1.0
Past due over 121 days	5.4	3.2
Less: Loss allowance	(7.3)	(325.3)

	$128,613.4	$138,908.6